33. FINANCIAL RESULTS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Results Tables Abstract
Finance costs	$ (11,647,790)	$ (9,985,677)	$ (10,305,449)
Finance income	924,066	570,531	970,651
Income (expense) from inflation adjusted units	(1,015,159)	(628,448)	(39,279)
Foreign currency translation difference	10,648,800	8,586,953	749,876
Financial result	$ (1,090,083)	$ (1,456,641)	$ (8,624,201)